Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Schedule of detailed information about provisions
(a)	This caption is made up as follows:

	As of			Reclassifications		As of			Reclassifications		As of
	January 1,		Accretion	and		December 31,		Accretion	and		December 31,
	2022	Changes	expense	others	Disbursements	2022	Changes	expense	others	Disbursements	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units and projects (b)	271,987	(8,872)	5,129	992	(14,989)	254,247	11,076	12,067	—	(18,024)	259,366
Environmental liabilities	19,956	(228)	59	(992)	(2,534)	16,261	7,097	—	3,671	(4,763)	22,266
Environmental contingencies	5,164	3,459	—	246	(453)	8,416	(1,868)	—	97	(2,956)	3,689
Safety contingencies	5,632	870	—	258	(44)	6,716	(1,702)	—	7	(58)	4,963
Labor contingencies	4,421	489	—	233	(12)	5,131	(1,343)	—	36	—	3,824
Tax contingencies	3,409	1,596	—	—	—	5,005	(2,014)	—	—	—	2,991
Obligations with communities	2,595	(637)	—	147	—	2,105	(290)	—	23	—	1,838
Other provisions	163	377	—	97	—	637	1,126	—	—	—	1,763

	313,327	(2,946)	5,188	981	(18,032)	298,518	12,082	12,067	3,834	(25,801)	300,700

Classification by maturity:
Current portion	81,039					94,171					107,491
Non-current portion	232,288					204,347					193,209

	313,327					298,518					300,700

Closure of mining units and exploration projects [Member]
Provisions
Schedule of detailed information about provisions
(b)	Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2023	2022
	US$(000)	US$(000)

Beginning balance	254,247	271,987

Additions (reversals) in estimates and reclassifications:
Continuing mining units, note 11(a)	11,879	(21,869)
Continuing mining units, note 28(a)	—	(302)
Discontinued mining units, note 1(e)	6,991	660
Exploration projects, note 28(a)	(7,794)	13,631
	11,076	(7,880)
Accretion expense:
Continuing mining units, note 29(a)	11,249	4,932
Exploration projects, note 29(a)	589	138
Discontinued mining units, note 1(e)	229	59
	12,067	5,129

Disbursements	(18,024)	(14,989)

Ending balance	259,366	254,247

Classification by maturity:
Current portion	80,548	60,644
Non-current portion	178,818	193,603

	259,366	254,247

Sociedad Minera Cerro Verde S.A.A.
Provisions
Schedule of detailed information about provisions

	December 31,	December 31,
	2023	2022
	US$(000)	US$(000)

Current:
Provision for legal contingencies (a)	2,139	465
Provision for social commitments (b)	400	3,096
Provision for remediation and mine closure (c)	234	423
Total current	2,773	3,984

Non–current:
Provision for remediation and mine closure (c)	259,610	209,237
Provision for social commitments (b)	9,983	7,303
Provision for legal contingencies (a)	1,087	2,211
Provision for uncertainty over income tax treatments (d)	2,140	615

Total non-current	272,820	219,366

(a)   The provision for legal contingencies is associated with OSINERGMIN (Supervisory Agency for Investment in Energy and Mining) and SUNAFIL (National Superintendence of Labor Inspection) fines, which have been appealed by the Company.

(b)   The provision for social commitments is associated with repaving Alata-Congata Road (US$6.1 million as of December 31, 2023 and 2022) and an irrigation project in La Joya (US$4.3 million as of December 31, 2023 and 2022).

(c)   The Company’s mineral exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit.

Schedule of detailed information about provision for closure of mining units and exploration projects

The table below presents the changes in the provision for remediation and mine closure:

	2023	2022
	US$(000)	US$(000)

Beginning balance	209,660	222,910
Accretion expense	9,917	4,566
Changes in estimates (see Note 7)	40,425	(17,812)
Progressive mine closure payments in hydrometallurgy process	(149)	—
Exchange rate effect	(9)	(4)

Final balance	259,844	209,660